Share-Based Compensation (Narrative) (Details) $ / shares in Units, $ in Thousands								1 Months Ended		3 Months Ended
	Feb. 26, 2024 shares $ / shares	Nov. 20, 2023 USD ($) shares $ / shares	Aug. 15, 2023 USD ($) shares	May 31, 2023 USD ($) shares	Apr. 03, 2023 USD ($) shares $ / shares	Feb. 15, 2023 USD ($) shares $ / shares	Aug. 18, 2022 shares	Dec. 31, 2024 USD ($) shares	Mar. 31, 2014	Jun. 30, 2022 USD ($) shares $ / shares	Dec. 31, 2023 USD ($)	Aug. 15, 2023 ₪ / shares	Dec. 31, 2022 USD ($)
2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement				1,000,000
Employees and directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares available for future grant								299,046
Fair value of options granted | $								$ 3,953			$ 2,320		$ 2,970
Employees and directors [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares available for future grant								1,176,998
Employees and directors [Member] | Restricted Shares Unit [Member] | 2014 Equity Incentive Plan (the "2014 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable period								10 years	5-10 years
Description of vesting requirements for share-based payment arrangement								1-4 years	1-4 years
Chief Executive Officers [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement										39,286
Fair value of options | $										$ 2,314
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable period				five years
Description of vesting requirements for share-based payment arrangement			1 year		1-4 years
Number of other equity instruments granted in share-based payment arrangement										292,203
Options granted, exercise price | $ / shares					$ 11.91					$ 14.42
Expense from share-based payment transitions | $				$ 146
Directors [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement			7,200		160,400	130,600
Options granted, exercise price | (per share)					$ 11.89							₪ 9.63
Fair value of options | $			$ 42		$ 884
Directors [Member] | 2014 Share Incentive Plan [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement						9,100
Officers And Employees [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement										39,286
Fair value of options | $										$ 498
Chairman [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement							28,572
Directors and CEO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement										151,786
Fair value of options | $										$ 1,171
Directors and CEO [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement										39,286
Fair value of options | $										$ 498
Employees, Officers and Board Members [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement						1-4 years
Employees, Officers and Board Members [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement	316,165
Options granted, exercise price | $ / shares	$ 12.73					$ 13.32
Fair value of options | $						$ 1,012
Employees, Officers and Board Members [Member] | 2014 Share Incentive Plan [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	1-4 years
Number of other equity instruments granted in share-based payment arrangement	30,481
Fair value of options | $						$ 117
Officer And Consultant Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement		1-4 years
Options granted, exercise price | $ / shares		$ 8.13
Officer And Consultant Member | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement		48,750
Options granted, exercise price | $ / shares		$ 8.78
Fair value of options | $		$ 265